SEGMENT INFORMATION (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net operating revenues
Total net operating revenues from external customers:	410,758	398,443	378,240
Depreciation and amortization expense
Depreciation and amortization expense	74,710	73,253	67,910
Operating income:
Net operating income	102,349	101,758	93,794
Currency exchange and transaction loss / (gain)	18,024	5,473	(3,952)
Interest income	(4,519)	(2,793)	(2,588)
Interest expense	16,453	15,498	17,673
Equity in net loss/(income) of associates	2,880	(2,472)	(869)
Other (income) / expense, net	771	(10,636)	688
Income from continuing operations before provision for income taxes	68,740	96,688	82,842
Additions to long-lived assets:
Additions to long-lived assets	113,442	80,867
Long-lived assets:
Long-lived assets	398,259	344,989
Total assets:
Assets	608,927	485,524
Russia
Net operating revenues
Total net operating revenues from external customers:	372,080	352,930	336,771
Long-lived assets:
Long-lived assets	347,994	308,336
Other
Net operating revenues
Total net operating revenues from external customers:	38,678	45,513	41,469
Long-lived assets:
Long-lived assets	50,265	36,653
Russia Convergent
Depreciation and amortization expense
Depreciation and amortization expense	57,773	57,655	51,994
Moscow fixed line
Depreciation and amortization expense
Depreciation and amortization expense	7,609	5,182	4,251
Other
Additions to long-lived assets:
Additions to long-lived assets	8,234	1,951
Long-lived assets:
Long-lived assets	37,825	12,648
Total assets:
Assets	47,521	15,806
Operating segment | Mobile services
Net operating revenues
Total net operating revenues from external customers:	352,964	339,883	322,517
Operating segment | Fixed line services
Net operating revenues
Total net operating revenues from external customers:	57,794	58,560	55,723
Operating segment | Russia Convergent
Net operating revenues
Total net operating revenues from external customers:	336,099	317,437	303,478
Operating income:
Net operating income	85,964	79,199	76,832
Additions to long-lived assets:
Additions to long-lived assets	86,456	55,939
Long-lived assets:
Long-lived assets	276,896	246,422
Total assets:
Assets	439,950	355,203
Operating segment | Moscow fixed line
Net operating revenues
Total net operating revenues from external customers:	35,938	35,493	33,293
Operating income:
Net operating income	13,601	15,678	14,938
Additions to long-lived assets:
Additions to long-lived assets	13,649	14,121
Long-lived assets:
Long-lived assets	64,992	61,812
Total assets:
Assets	78,468	75,929
Operating segment | Ukraine
Net operating revenues
Total net operating revenues from external customers:	29,064	37,665	36,118
Depreciation and amortization expense
Depreciation and amortization expense	6,780	8,896	9,571
Operating income:
Net operating income	3,390	11,745	9,647
Additions to long-lived assets:
Additions to long-lived assets	5,103	8,856
Long-lived assets:
Long-lived assets	18,546	24,107
Total assets:
Assets	42,988	38,586
Operating segment | Other
Net operating revenues
Total net operating revenues from external customers:	9,657	7,848	5,351
Depreciation and amortization expense
Depreciation and amortization expense	2,619	1,588	2,104
Operating income:
Net operating income	(559)	(4,810)	(7,625)
Eliminations
Net operating revenues
Total net operating revenues from external customers:	14,782	11,817	9,711
Depreciation and amortization expense
Depreciation and amortization expense	(71)	(68)	(10)
Operating income:
Net operating income	(47)	(54)	(8)
Eliminations | Russia Convergent
Net operating revenues
Total net operating revenues from external customers:	4,633	3,638	2,513
Eliminations | Moscow fixed line
Net operating revenues
Total net operating revenues from external customers:	4,886	4,831	4,563
Eliminations | Ukraine
Net operating revenues
Total net operating revenues from external customers:	3,722	2,067	1,604
Eliminations | Other
Net operating revenues
Total net operating revenues from external customers:	1,541	1,281	1,031